Property and equipment and right-of-use assets	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Property and equipment and right-of-use assets
11. Property and equipment and right-of-use assets
Lifezone’s property and equipment and right-of-use assets include building, transportation equipment, and office and computer equipment.

	Buildings	Transportation equipment	Office and computer equipment	Laboratory and testing equipment	Total Property and equipment	Right-of-use assets	Total
	$	$	$	$	$	$	$
Cost
As at January 1, 2025	1,880,133	197,524	982,107	4,291,785	7,351,549	2,359,362	9,710,911
Additions	-	-	32,794	4,392	37,186	1,795,693	1,832,879
Disposals	-	-	(22,437)	-	(22,437)	(737,042)	(759,479)
Foreign exchange impact	-	-	36,374	329,243	365,617	101,390	467,007
As at December 31, 2025	1,880,133	197,524	1,028,838	4,625,420	7,731,915	3,519,403	11,251,318

Accumulated depreciation
As at January 1, 2025	(358,879)	(146,327)	(337,090)	(1,221,995)	(2,064,291)	(1,119,683)	(3,183,974)
Disposals	-	-	18,355	-	18,355	618,135	636,490
Charge	(146,673)	(28,235)	(131,179)	(959,950)	(1,266,037)	(821,835)	(2,087,872)
Foreign exchange impact	-	-	(36,054)	(67,582)	(103,636)	(71,022)	(174,658)
As at December 31, 2025	(505,552)	(174,562)	(485,968)	(2,249,527)	(3,415,609)	(1,394,405)	(4,810,014)

Cost
As at January 1, 2026	1,880,133	197,524	1,028,838	4,625,420	7,731,915	3,519,403	11,251,318
Additions	-	-	4,142	-	4,142	505,532	509,674
Lease reassessments	-	-		-	-	12,018	12,018
Foreign exchange impact	-	-	16,829	126,971	143,800	30,548	174,348
As at June 30, 2026	1,880,133	197,524	1,049,809	4,752,391	7,879,857	4,067,501	11,947,358

Accumulated depreciation
As at January 1, 2026	(505,552)	(174,562)	(485,968)	(2,249,527)	(3,415,609)	(1,394,405)	(4,810,014)
Charge[1]	(44,118)	(8,276)	(43,148)	(430,905)	(526,447)	(500,617)	(1,027,064)
Foreign exchange impact	-	96	(58,034)	(104,108)	(162,046)	(18,791)	(180,837)
As at June 30, 2026	(549,670)	(182,742)	(587,150)	(2,784,540)	(4,104,102)	(1,913,813)	(6,017,915)

Net book value:
As at December 31, 2025	1,374,581	22,962	542,870	2,375,893	4,316,306	2,124,998	6,441,304
As at June 30, 2026	1,330,463	14,782	462,659	1,967,851	3,775,755	2,153,688	5,929,443
[1] Depreciation charge includes $314,927 of deprecation that has been capitalized to Exploration and Evaluation asset in the six months ended June 30, 2026 (six months ended June 30, 2025: $174,219)